Intangible assets, net	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Intangible assets, net

13.  Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31, 2016
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB	RMB	RMB	RMB
Strategic Cooperation	5.0	6,075,289	(3,348,899)	—	2,726,390
Non-compete	8.0	2,467,005	(576,654)	—	1,890,351
Technology	6.7	682,685	(85,168)	(69,922)	527,595
Domain names and trademark	19.6	3,224,832	(112,173)	(27,124)	3,085,535
Others	6.2	203,634	(63,185)	(59,663)	80,786

Total	9.4	12,653,445	(4,186,079)	(156,709)	8,310,657

	As of December 31, 2017
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount
	Year	RMB	RMB	RMB	RMB
Strategic Cooperation	5.0	6,075,289	(4,563,957)	—	1,511,332
Non-compete	8.0	2,467,005	(885,390)	—	1,581,615
Technology	6.5	754,560	(168,051)	(69,922)	516,587
Domain names and trademark	19.5	3,250,789	(278,372)	(27,124)	2,945,293
Others	5.6	286,108	(88,555)	(59,663)	137,890

Total	9.3	12,833,751	(5,984,325)	(156,709)	6,692,717

Amortization expenses for intangible assets were RMB1,449,652, RMB1,620,675 and RMB1,798,246 for the years ended December 31, 2015, 2016 and 2017, respectively. The Group recorded an impairment charge of RMB156,709, nil and nil for the years ended December 31, 2015, 2016 and 2017, respectively. Please refer to Note 8 for details.

As of December 31, 2017, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ending December 31,
	2018	2019	2020	2021	2022	2023 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	1,823,387	903,045	599,535	595,022	439,736	2,331,992